Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 5,514,967	$ 7,033,752
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	1.50%	2.10%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (1,518,785)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(21.60%)
Financing Receivable, Recorded Investment, Past Due		$ 9,495,434	$ 13,511,635
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.70%	1.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (818,517)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(24.80%)
Financing Receivable, Recorded Investment, Past Due		$ 3,142,016	$ 4,451,056
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.00%	0.10%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (32,675)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(18.30%)
Financing Receivable, Recorded Investment, Past Due		$ 751,149	$ 279,277
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.70%	0.80%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (333,298)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(11.20%)
Financing Receivable, Recorded Investment, Past Due		$ 4,615,880	$ 7,212,241
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due		$ 986,389	$ 1,569,061

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.